Short-Term Debts (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Short-Term Debts
	As of December 31,
	2018	2019
Short-term bank loans	246,368	99,903
Bridge loans in connection with Reorganization	802,643	—
	1,049,011	99,903